Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Segment Information
Summary of selected financial data related to our segments

	Three Months Ended June 30, 2022
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$170,865	$58,459	$(5,911)	$223,413

Adjusted EBITDA	12,471	822	n/a	13,293
Less:
Interest expense				8,813
Income tax benefit				(1,499)
Depreciation and amortization				5,952
Acquisition, restructuring and integration expense				2,304
Management and consulting fees				866
Equity-based compensation				308
Mark-to-market adjustments				1,395
Loss on disposal of property, plant and equipment				184
Other				789
Net loss				$(5,819)

Total assets	546,449	114,997	n/a	661,446

	Three Months Ended June 30, 2021
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$134,405	$41,322	$(4,583)	$171,144

Adjusted EBITDA	10,330	853	n/a	11,183
Less:
Interest expense				8,261
Income tax benefit				(502)
Depreciation and amortization				6,071
Acquisition, restructuring and integration expense				926
Management and consulting fees				1,595
Equity-based compensation				306
Mark-to-market adjustments				(2)
Gain on disposal of property, plant and equipment				(25)
Other				621
Net loss				$(6,068)

Total assets	493,686	69,077	n/a	562,763

	Six Months Ended June 30, 2022
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$319,226	$106,232	$(15,617)	$409,841

Adjusted EBITDA	22,891	1,796	n/a	24,687
Less:
Interest expense, net				16,861
Income tax benefit				(3,083)
Depreciation and amortization				11,966
Acquisition, restructuring and integration expense				4,787
Management and consulting fees				2,201
Equity-based compensation				479
Mark-to-market adjustments				250
Loss on disposal of property, plant and equipment				289
Other				1,461
Net loss				$(10,524)

Total assets	546,449	114,997	n/a	661,446

	Six Months Ended June 30, 2021
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Net sales	$261,668	$74,021	$(9,214)	$326,475

Adjusted EBITDA	18,462	1,030	n/a	19,492
Less:
Interest expense, net				15,669
Income tax benefit				(1,443)
Depreciation and amortization				12,314
Acquisition, restructuring and integration expense				1,943
Management and consulting fees				3,200
Equity-based compensation				612
Mark-to-market adjustments				(1,975)
Loss on disposal of property, plant and equipment				243
Other				1,121
Net loss				$(12,192)

Total assets	493,686	69,077	n/a	562,763

	Year Ended December 31, 2021
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Revenues	$551,013	$170,035	$(22,904)	$698,144

Adjusted EBITDA	41,468	5,706	n/a	47,174
Less:
Interest expense, net				32,549
Income tax benefit				(3,368)
Depreciation and amortization				25,501
Acquisition, restructuring and integration expense				8,835
Management and consulting fees				6,382
Equity-based compensation				1,223
Mark-to-market adjustments				(3,585)
Loss on disposal of property, plant and equipment				243
Other				702
Net loss				$(21,308)

Capital expenditures	$22,665	$614	n/a	$23,279
Total assets	510,751	82,269	n/a	593,020

	Year Ended December 31, 2020
		Sustainable		Total of
	Beverage	Sourcing &	Intersegment	Reportable
(Thousands)	Solutions	Traceability	Revenues	Segments
Revenues	$424,906	$150,577	$(24,637)	$550,846

Adjusted EBITDA	28,802	4,793	n/a	33,595
Less:
Interest expense, net				25,229
Income tax benefit				(17,545)
Depreciation and amortization				23,838
Acquisition, restructuring and integration expense				22,355
Management and consulting fees				5,317
Equity-based compensation				1,553
Impairment charges				82,083
Inventory write-offs				5,432
Mark-to-market adjustments				(217)
Loss on disposal of property, plant and equipment				7,750
Other				6,665
Net loss				$(128,865)

Capital expenditures	$19,019	$528	n/a	$19,547
Total assets	488,577	59,563	n/a	548,140

Summary of net sales information by geographic area

	Three Months Ended June 30,		Six Months Ended June 30,
(Thousands)	2022	2021	2022	2021
United States	$181,526	$141,487	$334,541	$276,882
All other countries	41,887	29,657	75,300	49,593
Net sales	$223,413	$171,144	$409,841	$326,475

	Year Ended December 31,
(Thousands)	2021	2020
Revenues:(1)
United States	$583,011	$445,210
All other countries	115,133	105,636
Total	$698,144	$550,846
(1)	Revenues are attributed to countries based on the invoice location of the customer.